Note 14 - Share Capital (Details) - Common Shares Outstanding - shares		12 Months Ended
	Jul. 02, 2014	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Note 14 - Share Capital (Details) - Common Shares Outstanding [Line Items]
Balance		75,480,492	63,661,000	62,654,000
Shares issued:
Stock options and share units exercised		281,000	478,000	1,007,000
Acquisitions (Note 3)			416,000
Balance		75,761,184	75,480,492	63,661,000
Public Offering [Member]
Shares issued:
Issuance of common shares	10,925,000		10,925,000